Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	ANDEAVOR LOGISTICS LP
Entity Central Index Key	0001507615
Document Type	8-K
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer